Borrowings - Schedule of maturity analysis of non-current borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 87,227	€ 50,726
Current borrowings	11,580	7,107
TOTAL BORROWINGS	98,806	57,834
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	29,452	21,102
Between 2 and 3 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	28,386	15,502
Between 3 and 4 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	23,377	12,306
Between 4 and 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	5,388	674
Over 5 years
Disclosure of detailed information about borrowings [line items]
NON-CURRENT BORROWINGS	€ 624	€ 1,143